UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09813
                                                     ---------

                                 UMB Scout Funds

                              1010 GRAND BOULEVARD
                              KANSAS CITY, MO 64106
                              ---------------------
                    (Address of principal executive offices)

                         SCOUT INVESTMENT ADVISORS, INC.
                              1010 GRAND BOULEVARD
                              KANSAS CITY, MO 64106
                              ---------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512
                                                           --------------
                        Date of fiscal year end: JUNE 30
                                                 -------

                    Date of reporting period: MARCH 31, 2008
                                              --------------

ITEM 1.  SCHEDULE OF INVESTMENTS


UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
(Unaudited)

    NUMBER
  OF SHARES                                                             VALUE
  ---------                                                             -----
                 COMMON STOCKS - 95.8%
                 CONSUMER DISCRETIONARY - 9.2%
    100,000      Gap, Inc.                                           $ 1,968,000
     40,000      McDonald's Corp.                                      2,230,800
     15,000      Nike, Inc. (1)                                        1,020,000
     80,000      TJX Cos., Inc. (1)                                    2,645,600
                                                                     -----------
                                                                       7,864,400
                                                                     ===========
                 CONSUMER STAPLES - 17.5%
     30,000      Altria Group, Inc.                                      666,000
     40,000      Anheuser-Busch Cos., Inc.                             1,898,000
     60,000      Avon Products, Inc.                                   2,372,400
     30,000      Coca-Cola Co.                                         1,826,100
     20,000      General Mills, Inc.                                   1,197,600
     45,000      H.J. Heinz Co.                                        2,113,650
     30,000      Philip Morris International, Inc.*                    1,517,400
     25,000      Procter & Gamble Co.                                  1,751,750
     30,000      Wal-Mart Stores, Inc.                                 1,580,400
                                                                     -----------
                                                                      14,923,300
                                                                     ===========
                 ENERGY - 10.2%
     16,600      Chevron Corp. (1)                                     1,416,976
     10,000      ConocoPhillips                                          762,100
     20,000      Devon Energy Corp.                                    2,086,600
     20,000      Exxon Mobil Corp.                                     1,691,600
     20,000      Occidental Petroleum Corp.                            1,463,400
     15,000      Schlumberger Ltd.                                     1,305,000
                                                                     -----------
                                                                       8,725,676
                                                                     ===========
                 FINANCIALS - 13.5%
     40,000      Aflac, Inc.                                           2,598,000
     30,000      AON Corp.                                             1,206,000
     45,000      Charles Schwab Corp.                                    847,350
     35,000      Chubb Corp.                                           1,731,800
     30,000      Janus Capital Group, Inc.                               698,100
     60,000      Marsh & McLennan Cos., Inc.                           1,461,000
     20,000      Northern Trust Corp.                                  1,329,400
     20,000      T Rowe Price Group, Inc. (1)                          1,000,000
     10,000      Toronto-Dominion Bank                                   613,500
                                                                     -----------
                                                                      11,485,150
                                                                     ===========
                 HEALTH CARE - 14.8%
     30,000      Abbott Laboratories                                   1,654,500
     25,000      Aetna, Inc.                                           1,052,250
     30,000      Baxter International, Inc.                            1,734,600
     15,000      C.R. Bard, Inc. (1)                                   1,446,000
     15,000      Cerner Corp.* (1)                                       559,200
     20,000      Covance, Inc.*                                        1,659,400
     20,000      Eli Lilly & Co.                                       1,031,800
     25,000      Gilead Sciences, Inc.*                                1,288,250
     25,000      Johnson & Johnson                                     1,621,750
     15,000      Merck & Co., Inc.                                       569,250
                                                                     -----------
                                                                      12,617,000
                                                                     ===========
                 INDUSTRIALS - 9.5%
     25,000      Emerson Electric Co.                                  1,286,500
     10,000      General Dynamics Corp.                                  833,700

                                      -1-

     40,000      General Electric Co.                                  1,480,400
     20,000      L-3 Communications Holdings, Inc.                     2,186,800
     36,000      Raytheon Co. (1)                                      2,325,960
                                                                     -----------
                                                                       8,113,360
                                                                     ===========
                 INFORMATION TECHNOLOGY - 12.0%
     40,000      Cisco Systems, Inc.* (1)                                963,600
     30,000      Dell, Inc.*                                             597,600
     20,000      Harris Corp.                                            970,600
     45,000      Intel Corp.                                             953,100
     19,000      International Business Machines Corp.                 2,187,660
     90,000      Microsoft Corp. (1)                                   2,554,200
    105,000      Oracle Corp.*                                         2,053,800
                                                                     -----------
                                                                      10,280,560
                                                                     ===========
                 MATERIALS - 2.5%
     50,000      Ecolab, Inc. (1)                                      2,171,500
                                                                     ===========


                 TELECOMMUNICATION SERVICES - 1.9%
     45,000      Verizon Communications, Inc.                          1,640,250
                                                                     ===========

                 UTILITIES - 4.7%
     30,000      Alliant Energy Corp.                                  1,050,300
     20,000      Dominion Resources, Inc.                                816,800
     15,000      Exelon Corp.                                          1,219,050
     15,000      FPL Group, Inc.                                         941,100
                                                                     -----------
                                                                       4,027,250
                                                                     ===========

                 TOTAL COMMON STOCKS
                   (COST $75,772,656) - 95.8%                         81,848,446
                                                                     ===========

                 SHORT-TERM INVESTMENTS - 4.9%
                 U.S. GOVERNMENT AGENCIES
                 Federal Home Loan Bank
$ 4,170,000      1.500%, 04/01/08                                      4,170,000
                                                                     ===========

                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $4,170,000) - 4.9%                            4,170,000
                                                                     ===========

                 COLLATERAL INVESTMENT FOR
                 SECURITIES ON LOAN
                   (COST $13,983,775) - 16.4%                         13,983,775
                                                                     ===========

                 TOTAL INVESTMENTS
                   (COST $93,926,431) - 117.1%                       100,002,221

                 Liabilities less other assets - (17.1)%             (14,572,351)
                                                                     -----------

                 TOTAL NET ASSETS - 100.0%                           $85,429,870
                                                                     ===========
                   (equivalent to $12.87 per share; unlimited
                   shares  of $1.00 par value capital shares
                   authorized;  6,639,932 shares outstanding)

                 *   Non-income producing security
                 (1) Security on Loan, see accompanying Notes for collateral pool detail.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -2-

UMB SCOUT GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
(Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
 ---------                                                             -----

                 COMMON STOCKS - 96.5%
                 CONSUMER DISCRETIONARY - 2.4%
       7,200     McDonald's Corp.                                  $    401,544
                                                                   ============

                 CONSUMER STAPLES - 14.2%
       9,700     Archer-Daniels-Midland Co.                             399,252
      11,000     CVS Caremark Corp.                                     445,610
      11,050     PepsiCo, Inc.                                          797,810
      11,100     Procter & Gamble Co.                                   777,777
                                                                   ------------
                                                                      2,420,449
                                                                   ============
                 ENERGY - 22.1%
       6,100     Apache Corp.                                           737,002
       6,400     ConocoPhillips                                         487,744
       7,700     Imperial Oil Ltd. (1)                                  402,402
       9,000     Marathon Oil Corp.                                     410,400
       5,400     Noble Corp.                                            268,218
       6,200     Occidental Petroleum Corp.                             453,654
       1,000     Patriot Coal Corp.*(1)                                  46,970
      10,000     Peabody Energy Corp.                                   510,000
       7,000     Smith International, Inc.                              449,610
                                                                   ------------
                                                                      3,766,000
                                                                   ============
                 FINANCIALS - 4.6%
       3,500     Franklin Resources, Inc.                               339,465
       7,100     Toronto-Dominion Bank                                  435,585
                                                                   ------------
                                                                        775,050
                                                                   ============
                 HEALTH CARE - 17.9%
       4,000     Abbott Laboratories                                    220,600
       7,900     Allergen, Inc.                                         445,481
       6,000     Becton Dickinson & Co.                                 515,100
       9,100     Covance, Inc.*                                         755,027
      11,800     Gilead Sciences, Inc.*                                 608,054
       7,700     Stryker Corp.                                          500,885
                                                                   ------------
                                                                      3,045,147
                                                                   ============
                 INDUSTRIALS - 11.9%
       5,000     Burlington Northern Santa Fe Corp.                     461,100
       9,200     Danaher Corp.                                          699,476
       5,300     General Dynamics Corp.                                 441,861
       6,600     Raytheon Co. (1)                                       426,426
                                                                   ------------
                                                                      2,028,863
                                                                   ============
                 INFORMATION TECHNOLOGY - 18.6%
      20,200     Adobe Systems, Inc.*                                   718,918
      17,450     Cisco Systems, Inc.* (1)                               420,371
       1,100     Google, Inc.*                                          484,517
      18,400     Microsoft Corp. (1)                                    522,192
      31,400     Oracle Corp.*                                          614,184
      10,000     Qualcomm, Inc.                                         410,000
                                                                   ------------
                                                                      3,170,182
                                                                   ============
                 MATERIALS - 4.8%
       2,800     Freeport-McMoRan Copper & Gold, Inc.                   269,416
       6,500     Praxair, Inc.                                          547,495
                                                                   ------------
                                                                        816,911
                                                                   ============

                                      -3-


                 TOTAL COMMON STOCKS
                   (COST $14,710,986) - 96.5%                        16,424,146
                                                                   ============

                 SHORT-TERM INVESTMENTS - 3.4%
                 U.S. GOVERNMENT AGENCIES
$    577,000     Federal Home Loan Bank
                 1.500%, 04/01/08                                       577,000
                                                                   ============

                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $577,000) - 3.4%                               577,000
                                                                   ============

                 COLLATERAL INVESTMENT FOR
                 SECURITIES ON LOAN
                   (COST $1,816,851) - 10.6%                          1,816,851
                                                                   ============

                 TOTAL INVESTMENTS
                   (COST $17,104,837) - 110.5%                       18,817,997

                 Liabilities less other assets - (10.5)%             (1,792,146)
                                                                   ------------

                 TOTAL NET ASSETS - 100.0%                         $ 17,025,851
                                                                   ============
                   (equivalent to $9.01 per share; unlimited
                   shares of $1.00 par value capital shares
                   authorized;  1,889,268.438 shares outstanding)

                 *   Non-income producing security
                 (1) Security on Loan, see accompanying Notes for collateral pool detail.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -4-

UMB SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
(Unaudited)

   NUMBER
  OF SHARES                                                             VALUE
  ---------                                                             -----

                COMMON STOCKS - 90.6%
                CONSUMER DISCRETIONARY - 9.5%
      9,200     BorgWarner, Inc.                                     $   395,876
     38,900     Jack in the Box, Inc.*                                 1,045,243
      2,700     priceline.com, Inc.*                                     326,322
     15,500     Royal Caribbean Cruises Ltd.                             509,950
     10,500     Snap-On, Inc.                                            533,925
     22,300     TJX Cos., Inc.                                           737,461
                                                                     -----------
                                                                       3,548,777
                                                                     ===========

                CONSUMER STAPLES - 4.1%
     22,200     H.J. Heinz Co.                                         1,042,734
      6,600     Hansen Natural Corp.*                                    232,980
      6,700     Sanderson Farms, Inc.                                    254,667
                                                                     -----------
                                                                       1,530,381
                                                                     ===========

                ENERGY - 20.3%
     11,800     Alpha Natural Resources, Inc.*                           512,592
      5,100     Arch Coal, Inc.                                          221,850
      8,300     Atwood Oceanics, Inc.*                                   761,276
      8,000     Cabot Oil & Gas Corp.                                    406,720
     20,500     Chesapeake Energy Corp.                                  946,075
      2,100     Consol Energy, Inc.                                      145,299
     11,200     FMC Technologies, Inc.*                                  637,168
      8,900     Forest Oil Corp.*                                        435,744
      8,200     Foundation Coal Holdings, Inc.                           412,706
     36,300     Global Industries Ltd.*                                  584,067
      6,500     Grant Prideco, Inc.*                                     319,930
      4,100     Hess Corp.                                               361,538
      4,900     Newfield Exploration Co.*                                258,965
     22,500     Nexen, Inc.                                              666,225
      6,100     Smith International, Inc.                                391,803
     10,500     Unit Corp.*                                              594,825
                                                                     -----------
                                                                       7,656,783
                                                                     ===========

                FINANCIALS - 7.3%
      9,200     AON Corp.                                                369,840
      2,600     Arch Capital Group Ltd.*                                 178,542
     15,900     Assurant, Inc.                                           967,674
      5,800     First American Corp.                                     196,852
      3,000     IntercontinentalExchange, Inc.*                          391,500
      4,800     Prologis REIT                                            282,528
      7,000     T. Rowe Price Group, Inc.                                350,000
                                                                     -----------
                                                                       2,736,936
                                                                     ===========

                HEALTH CARE - 9.4%
      7,200     C.R. Bard, Inc.                                          694,080
     11,800     Covance, Inc.*                                           979,046
      6,200     Henry Schein, Inc.*                                      355,880
     14,000     Pediatrix Medical Group, Inc.*                           943,600
     13,500     ResMed, Inc.*                                            569,430
                                                                     -----------
                                                                       3,542,036
                                                                     ===========

                                      -5-

                INDUSTRIALS - 11.5%
     11,200     AGCO Corp.*                                              670,656
     12,300     Belden CDT, Inc.                                         434,436
      1,900     Bucyrus International, Inc.                              193,135
      4,900     CSX Corp.                                                274,743
      2,800     Foster Wheeler Ltd.*                                     158,536
      8,150     FTI Consulting, Inc.*                                    578,976
     18,300     General Cable Corp.*                                   1,080,981
      8,900     ITT Corp.                                                461,109
      6,800     Joy Global, Inc.                                         443,088
                                                                     -----------
                                                                       4,295,660
                                                                     ===========

                INFORMATION TECHNOLOGY - 10.6%
     33,200     Avnet, Inc.*                                           1,086,636
     15,900     Comtech Telecommunications Corp.*                        620,100
     17,000     Cypress Semiconductor Corp.*                             401,370
      6,700     DST Systems, Inc.*                                       440,458
     10,000     Formfactor, Inc.*                                        191,000
     12,500     Harris Corp.                                             606,625
      9,000     Hewitt Associates, Inc.*                                 357,930
      7,100     Juniper Networks, Inc.*                                  177,500
      1,300     MEMC Electronic Materials, Inc.*                          92,170
                                                                     -----------
                                                                       3,973,789
                                                                     ===========

                MATERIALS - 6.9%
      8,000     Agnico-Eagle Mines Ltd.                                  541,680
      7,200     Celanese Corp.                                           281,160
      3,900     CF Industries Holdings, Inc.                             404,118
      3,000     Cleveland-Cliffs, Inc.                                   359,460
      3,100     Potash Corp. of Saskatchewan                             481,151
     10,500     Silver Wheaton Corp.*                                    163,065
      2,400     Steel Dynamics, Inc.                                      79,296
      7,100     Stillwater Mining Co.*                                   109,837
     11,000     Yamana Gold, Inc.                                        160,820
                                                                     -----------
                                                                       2,580,587
                                                                     ===========

                MISCELLANEOUS - 2.5%
      1,500     iShares Russell Midcap Value Index Fund ETF              192,900
      2,000     iShares S&P Midcap 400 Value Index Fund ETF              146,060
      7,600     Market Vectors Gold Miners ETF                           362,824
      3,600     Vanguard REIT ETF                                        226,908
                                                                     -----------
                                                                         928,692
                                                                     ===========

                TELECOMMUNICATION SERVICES - 1.2%
      4,900     Millicom International Cellular S.A. *                   463,295
                                                                     ===========

                UTILITIES - 9.8%
      5,600     Energen Corp.                                            348,880
     10,300     National Fuel Gas Co.                                    486,263
     15,800     OGE Energy Corp.                                         492,486
     35,400     Vectren Corp.                                            949,782
     35,400     Westar Energy, Inc.                                      806,058
     13,300     Wisconsin Energy Corp.                                   585,067
                                                                     -----------
                                                                       3,668,536
                                                                     ===========

                TOTAL COMMON STOCKS
                  (COST $34,406,093) - 93.1%                          34,925,472
                                                                     ===========

                                      -6-

                SHORT-TERM INVESTMENTS - 1.9%
                U.S. GOVERNMENT AGENCIES
$   702,000     Federal Home Loan Bank
                1.500%, 04/01/2008                                       702,000
                                                                     ===========

                TOTAL SHORT-TERM INVESTMENTS
                  (COST $702,000) -1.9%                                  702,000
                                                                     ===========

                TOTAL INVESTMENTS
                  (COST $35,108,093) - 95.0%                          35,627,472

                Other assets less liabilities - 5.0%                   1,866,755
                                                                     -----------

                TOTAL NET ASSETS - 100.0%                            $37,494,227
                                                                     ===========
                  (equivalent to $9.98 per share; unlimited
                  shares of $1.00 par value capital shares authorized;
                  authorized; 3,758,112 shares outstanding)



                ETF - Exchange Traded Fund
                REIT - Real Estate Investment Trust
                * Non-income producing security

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                      -7-

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
(Unaudited)

      NUMBER
     OF SHARES                                                           VALUE
     ---------                                                           -----

                 COMMON STOCKS - 94.3%
                 CONSUMER DISCRETIONARY - 9.3%
     180,000     Aeropostale, Inc.*                                 $  4,879,800
     105,000     Arbitron, Inc.                                        4,531,800
     125,000     Buffalo Wild Wings, Inc.*                             3,062,500
     150,000     Cheesecake Factory, Inc.*                             3,268,500
     300,000     Jack in the Box, Inc.*                                8,061,000
     350,000     LKQ Corp.*                                            7,864,500
     100,000     Matthews International Corp.                          4,825,000
     210,000     Men's Wearhouse, Inc.                                 4,886,700
      70,000     Panera Bread Co.*                                     2,932,300
     200,000     Phillips-Van Heusen Corp.                             7,584,000
     150,000     Red Robin Gourmet Burgers, Inc.*                      5,635,500
                                                                    ------------
                                                                      57,531,600
                                                                    ============

                 CONSUMER STAPLES - 2.3%
     100,000     Casey's General Stores, Inc.                          2,260,000
     150,000     Ruddick Corp.                                         5,529,000
     170,000     Sanderson Farms, Inc.                                 6,461,700
                                                                    ------------
                                                                      14,250,700
                                                                    ============

                 ENERGY - 20.4%
     150,000     Arena Resources, Inc.*                                5,806,500
     200,000     Bristow Group, Inc.*                                 10,734,000
      85,000     CARBO Ceramics, Inc.                                  3,408,500
     400,000     Encore Acquisition Co.*                              16,112,000
     175,000     Foundation Coal Holdings, Inc.                        8,807,750
     135,000     Gulf Island Fabrication, Inc.                         3,877,200
     350,000     Hornbeck Offshore Services, Inc.*                    15,984,500
     250,000     ION Geophysical Corp.*                                3,450,000
      75,000     Lufkin Industries, Inc.                               4,786,500
     100,000     Oil States International, Inc.*                       4,481,000
     600,000     Pioneer Drilling Co.*                                 9,558,000
     300,000     RPC, Inc.                                             4,557,000
     400,000     Swift Energy Co.*                                    17,996,000
     180,000     Tetra Technologies, Inc.*                             2,851,200
     120,000     Unit Corp.*                                           6,798,000
     100,000     W-H Energy Services, Inc.*                            6,885,000
                                                                    ------------
                                                                     126,093,150
                                                                    ============

                 FINANCIALS - 3.2%
     100,000     Portfolio Recovery Associates, Inc.                   4,289,000
     115,000     Selective Insurance Group, Inc.                       2,746,200
     400,000     Senior Housing Properties Trust REIT                  9,480,000
      70,000     Stifel Financial Corp.*                               3,143,000
                                                                    ------------
                                                                      19,658,200
                                                                    ============

                 HEALTH CARE - 9.1%
     150,000     Amedisys, Inc.*                                       5,901,000
     140,000     Amsurg Corp.*                                         3,315,200
     155,000     Haemonetics Corp.*                                    9,234,900

                                      -8-

     150,000     HMS Holdings Corp.*                                   4,282,500
     300,000     IRIS International, Inc.*                             3,981,000
     165,000     Kensey Nash Corp.*                                    4,776,750
      87,500     LifeCell Corp.*                                       3,677,625
     275,000     Meridian Bioscience, Inc.                             9,193,250
     275,000     Natus Medical, Inc.*                                  4,991,250
     125,000     Providence Service Corp.*                             3,750,000
      50,000     Techne Corp.*                                         3,368,000
                                                                    ------------
                                                                      56,471,475
                                                                    ============

                 INDUSTRIALS - 34.3%
     100,000     American Science and Engineering, Inc.                5,457,000
      50,000     Ameron International Corp.                            4,676,500
     100,000     AO Smith Corp.                                        3,287,000
     100,000     Baldor Electric Co.                                   2,800,000
     215,000     Barnes Group, Inc.                                    4,934,250
     220,000     CLARCOR, Inc.                                         7,821,000
     100,000     Columbus McKinnon Corp.*                              3,098,000
      50,000     Consolidated Graphics, Inc.*                          2,802,500
     100,000     DRS Technologies, Inc.                                5,828,000
      50,000     Dynamic Materials Corp.                               2,160,000
     275,000     EMCOR Group, Inc.*                                    6,107,750
     255,000     Exponent, Inc.*                                       8,374,200
     150,000     Forward Air Corp.                                     5,316,000
     350,000     FTI Consulting, Inc.*                                24,864,000
      80,000     Gardner Denver, Inc.*                                 2,968,000
     200,000     Genesee & Wyoming Inc.*                               6,880,000
     300,000     Healthcare Services Group                             6,192,000
     200,000     Heartland Express, Inc.                               2,852,000
     100,000     Herman Miller, Inc.                                   2,457,000
     170,000     Hexcel Corp.*                                         3,248,700
     100,000     Hub Group, Inc.*                                      3,289,000
      50,000     Huron Consulting Group, Inc.*                         2,077,500
      75,000     Kaydon Corp.                                          3,293,250
     275,000     Korn/Ferry International*                             4,647,500
      85,000     Layne Christensen Co.*                                2,976,700
      50,000     Lindsay Corp.                                         5,123,500
     100,000     Middleby Corp.*                                       6,239,000
     150,000     Northwest Pipe Co.*                                   6,373,500
     400,000     Pacer International, Inc.                             6,572,000
     200,000     Robbins & Myers, Inc.                                 6,530,000
     150,000     Team, Inc.*                                           4,095,000
      75,000     Teledyne Technologies, Inc.*                          3,525,000
     100,000     Tennant Co.                                           3,981,000
     110,000     Triumph Group, Inc.                                   6,262,300
     100,000     Valmont Industries, Inc.                              8,789,000
     150,000     Wabtec Corp.                                          5,649,000
     150,000     Watson Wyatt Worldwide, Inc.                          8,512,500
     150,000     Werner Enterprises, Inc.                              2,784,000
     325,000     Woodward Governor Co.                                 8,684,000
                                                                    ------------
                                                                     211,527,650
                                                                    ============

                 INFORMATION TECHNOLOGY - 13.5%
      50,000     Anixter International, Inc.*                          3,202,000
     175,000     Ansys, Inc.*                                          6,041,000
     120,000     Bankrate, Inc.*                                       5,986,800
     125,000     Blackbaud, Inc.                                       3,035,000
     175,000     Cohu, Inc.                                            2,843,750
     100,000     Comtech Telecommunications Corp.*                     3,900,000
     250,000     Jack Henry & Associates, Inc.                         6,167,500
     100,000     Littelfuse, Inc.*                                     3,497,000
     425,000     Micros Systems, Inc.*                                14,305,500

                                      -9-

     225,000     Microsemi Corp.*                                      5,130,000
     250,000     MSC Software Corp.*                                   3,247,500
     200,000     Radiant Systems, Inc.*                                2,794,000
     250,000     Rofin-Sinar Technologies, Inc.*                      11,225,000
     120,000     SPSS, Inc.*                                           4,653,600
     150,000     Websense, Inc.*                                       2,812,500
     150,000     Wright Express Corp.*                                 4,609,500
                                                                    ------------
                                                                      83,450,650
                                                                    ============

                 MATERIALS - 0.6%
     130,000     AM Castle & Co.                                       3,510,000
                                                                    ============

                 MISCELLANEOUS - 1.3%
     125,000     iShares Russell 2000 Value Index Fund ETF             8,196,250
                                                                    ============

                 UTILITIES - 0.3%
      50,000     South Jersey Industries, Inc.                         1,755,500
                                                                    ============

                 TOTAL COMMON STOCKS
                   (COST $547,198,313) - 94.3%                       582,445,175
                                                                    ============

                 SHORT-TERM INVESTMENTS - 5.4%
                 U.S. GOVERNMENT AGENCIES
$ 33,404,000     Federal Home Loan Bank
                 1.500%, 04/01/08                                     33,404,000
                                                                    ============

                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $33,404,000) - 5.4%                          33,404,000
                                                                    ============

                 TOTAL INVESTMENTS
                   (COST $580,602,313) - 99.7%                       615,849,175

                 Other assets less liabilities - 0.3%                  1,557,479
                                                                    ------------

                 TOTAL NET ASSETS - 100.0%                          $617,406,654
                                                                    ============
                   (equivalent to $15.27 per share; unlimited
                   shares of  $1.00 par value capital shares
                   authorized; 40,432,349 shares outstanding)

                ETF - Exchange Traded Fund
                REIT - Real Estate Investment Trust
                * Non-income producing security

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -10-

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
(Unaudited)

     NUMBER
   OF SHARES                                                            VALUE
   ---------                                                            -----

                 COMMON STOCKS (ADR'S) - 90.6%
                 AUSTRALIA - 5.2%
     385,000     Australia and New Zealand Banking Group Ltd.(1)  $   39,625,702
     746,876     BHP Billiton Ltd. (1)                                49,181,785
   2,325,000     CSL Ltd. (2)                                         78,334,778
     516,067     Woodside Petroleum Ltd.                              25,674,488
                                                                  --------------
                                                                     192,816,753
                                                                  ==============
                 AUSTRIA - 1.0%
   1,103,480     Erste Bank der Oesterreichischen
                  Sparkassen A.G. (1)                                 35,888,590
                                                                  ==============

                 BELGIUM - 0.6%
     174,400     Solvay S.A. (2)                                      22,334,033
                                                                  ==============

                 BRAZIL - 4.8%
     802,180     Cia de Bebidas das Americas (1)                      60,604,699
     640,200     Cia Vale do Rio Doce (1)                             22,176,528
     846,930     Empresa Brasileira de Aeronautica S.A.               33,462,204
     618,194     Petroleo Brasileiro S.A.* (1)                        63,123,790
                                                                  --------------
                                                                     179,367,221
                                                                  ==============
                 CANADA - 5.3%
     363,527     Barrick Gold Corp. (1)(2)                            15,795,248
     687,150     Imperial Oil Ltd. (1)(2)                             35,910,459
     513,200     Potash Corp. of Saskatchewan (2)                     79,653,772
     649,900     Royal Bank of Canada (2)                             30,220,350
     589,800     Toronto-Dominion Bank (2)                            36,184,230
                                                                  --------------
                                                                     197,764,059
                                                                  ==============
                 CHILE - 1.3%
   1,999,500     Sociedad Quimica y Minera de Chile S.A. (1)          46,748,310
                                                                  ==============

                 DENMARK - 1.8%
   1,960,000     Danske Bank A/S (1)                                  36,284,696
     440,000     Novo-Nordisk A/S (1)                                 30,465,600
                                                                  --------------
                                                                      66,750,296
                                                                  ==============
                 FINLAND - 2.2%
   1,099,928     Nokia OYJ                                            35,010,708
   1,676,835     Sampo OYJ (2)                                        45,567,613
                                                                  --------------
                                                                      80,578,321
                                                                  ==============
                 FRANCE - 5.0%
     260,000     Dassault Systemes S.A. (2)                           15,152,591
     596,232     Groupe Danone  (2)                                   53,510,665
     339,666     LVMH Moet Hennessy Louis Vuitton S.A. (2)            37,943,991
     487,355     Technip S.A.                                         38,094,737
     558,852     Total S.A. (1)                                       41,360,637
                                                                  --------------
                                                                     186,062,621
                                                                  ==============
                 GERMANY - 7.7%
     789,600     Adidas A.G.                                          26,399,644
   2,706,000     Allianz S.E. (1)                                     53,199,960
     221,800     Bayer A.G.*                                          17,853,946
     367,300     Bayerische Motoren Werke A.G. (2)                    20,393,269
     800,000     Deutsche Post A.G. (2)                               24,566,630
     783,200     Fresenius Medical Care A.G. & Co. KGaA               39,410,624
     794,100     Henkel KGaA  (1)                                     36,805,264

                                      -11-

     660,890     SAP A.G. (1)                                         32,760,317
     339,105     Siemens A.G. (1)                                     36,942,099
                                                                  --------------
                                                                     288,331,753
                                                                  ==============
                 GREECE - 1.9%
   1,480,650     Coca Cola Hellenic Bottling Co., S.A. (2)            69,211,179
                                                                  ==============

                 HONG KONG - 1.3%
   3,738,200     CLP Holdings Ltd.                                    30,763,891
   5,000,000     Li & Fung Ltd. (2)                                   18,534,222
                                                                  --------------
                                                                      49,298,113
                                                                  ==============
                 HUNGARY - 1.1%
   1,035,900     Magyar Telekom Telecommunications PLC (1)            25,379,550
     240,000     MOL Hungarian Oil and Gas Co. (1)                    15,715,992
                                                                  --------------
                                                                      41,095,542
                                                                  ==============
                 IRELAND - 1.9%
   3,182,623     Anglo Irish Bank Corp. PLC (1)                       42,613,731
     978,318     Ryanair Holdings PLC* (1)                            27,666,833
                                                                  --------------
                                                                      70,280,564
                                                                  ==============
                 ISRAEL - 1.4%
   1,116,111     Teva Pharmaceutical Industries Ltd. (1)              51,553,167
                                                                  ==============

                 ITALY - 2.1%
   1,347,700     Luxottica Group S.p.A. (1)                           33,908,132
   1,128,148     Saipem S.p.A. (2)                                    45,833,806
                                                                  --------------
                                                                      79,741,938
                                                                  ==============
                 JAPAN - 10.8%
   1,894,580     Asahi Breweries Ltd. (2)                             39,115,506
   1,183,200     Canon, Inc. (1)                                      54,864,984
     462,100     Fanuc Ltd. (2)                                       44,011,735
     732,900     Ito En Ltd. (2)                                      12,988,754
     219,870     Ito En Ltd. - Pfd  (2)                                2,487,302
       3,006     Japan Tobacco, Inc. (2)                              15,070,016
     482,232     Komatsu Ltd. (1)                                     53,584,028
   2,106,400     Nidec Corp. (1)                                      32,459,624
   1,910,500     NTT DoCoMo, Inc. (1)                                 29,135,125
     611,200     Takeda Pharmaceutical Co., Ltd. (2)                  30,641,362
   1,192,039     Terumo Corp. (2)                                     62,275,609
     286,059     Yamada Denki Co., Ltd. (2)                           24,716,003
                                                                  --------------
                                                                     401,350,048
                                                                  ==============
                 LUXEMBOURG - 0.8%
     300,000     Millicom International Cellular S.A.* (2)            28,365,000
                                                                  ==============

                 MEXICO - 1.0%
     732,000     Cemex S.A. de C.V. (1)                               19,119,840
     467,000     Wal-Mart de Mexico S.A.B. de C.V.                    19,649,165
                                                                  --------------
                                                                      38,769,005
                                                                  ==============
                 NETHERLANDS - 1.6%
   2,496,057     Aegon N.V. (2)                                       36,542,274
     287,900     Akzo Nobel N.V. (1)                                  23,183,810
                                                                  --------------
                                                                      59,726,084
                                                                  ==============
                 NORWAY - 0.6%
     412,900     Yara International ASA                               23,928,587
                                                                  ==============

                 SINGAPORE - 1.3%
   1,720,000     United Overseas Bank Ltd. (1)                        47,775,408
                                                                  ==============

                 SOUTH KOREA - 0.8%
      50,000     Shinsegae Co., Ltd. (2)                              31,504,014
                                                                  ==============

                                      -12-


                 SPAIN - 4.1%
   1,190,000     Banco Bilbao Vizcaya Argentaria S.A.                 26,168,100
     602,260     Iberdrola S.A.                                       37,485,566
     695,400     Inditex S.A. (2)                                     38,775,354
     585,368     Telefonica S.A. (1)                                  50,640,186
                                                                  --------------
                                                                     153,069,206
                                                                  ==============
                 SWEDEN - 3.1%
   1,425,584     Getinge A.B. (2)                                     37,021,912
   2,672,880     Sandvik A.B. (1)                                     46,539,117
   1,820,010     Svenska Cellulosa A.B. (2)                           33,223,623
                                                                  --------------
                                                                     116,784,652
                                                                  ==============
                 SWITZERLAND - 8.1%
   2,509,100     ABB Ltd. (1)                                         67,544,972
      20,000     Givaudan S.A. (2)                                    19,866,545
     367,700     Nestle S.A.                                          46,122,817
     106,600     Nobel Biocare Holding A.G. (2)                       24,895,966
     359,600     Roche Holding A.G. (1)                               33,976,662
      95,543     Swatch Group A.G. (2)                                25,646,210
     463,419     Swiss Reinsurance (1)                                40,646,666
     291,568     Synthes, Inc. (2)                                    40,945,097
                                                                  --------------
                                                                     299,644,935
                                                                  ==============
                 TAIWAN - 1.3%
   2,000,000     Hon Hai Precision Industry Co., Ltd. (2)             11,455,093
   3,766,624     Taiwan Semiconductor Manufacturing Co., Ltd.         38,683,228
                                                                  --------------
                                                                      50,138,321
                                                                  ==============
                 UNITED KINGDOM - 9.7%
     561,600     BG Group PLC                                         65,129,707
     596,400     British American Tobacco PLC (1)                     45,177,300
     700,000     Reckitt Benckiser Group PLC  (2)                     38,833,234
   4,794,561     Royal Bank of Scotland Group PLC (2)                 32,140,046
   7,125,000     Sage Group PLC (2)                                   26,639,088
     702,700     Shire PLC                                            40,728,492
     535,654     Smith & Nephew PLC (1)                               35,347,807
   1,946,400     Tesco PLC (1)                                        43,984,942
   1,085,006     Vodafone Group PLC                                   32,018,527
                                                                  --------------
                                                                     359,999,143
                                                                  ==============
                 UNITED STATES - 2.8%
     704,200     Aflac, Inc. (1) (2)                                  45,737,790
     585,700     Mettler-Toledo International, Inc.* (2)              56,883,184
                                                                  --------------
                                                                     102,620,974
                                                                  ==============
                 TOTAL COMMON STOCKS (ADR'S)
                   (COST $2,386,427,053) - 90.6%                   3,371,497,837
                                                                  ==============

                 SHORT-TERM INVESTMENTS - 8.9%
                 U.S. GOVERNMENT AGENCIES
                 Federal Home Loan Bank
$329,822,000     1.500%, 04/01/08                                    329,822,000
                                                                  ==============

                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $329,822,000) - 8.9%                        329,822,000
                                                                  ==============

                 COLLATERAL INVESTMENT FOR
                 SECURITIES ON LOAN
                   (COST $563,325,622) - 15.1%                       563,325,622
                                                                  ==============

                 TOTAL INVESTMENTS - 114.6%
                   (COST $3,279,574,675)                           4,264,645,459

                 Liabilities less other assets - (14.6)%            (543,077,601)
                                                                  --------------

                 TOTAL NET ASSETS - 100.0%                        $3,721,567,858
                                                                  ==============
                   (equivalent to $35.51 per share; unlimited
                   shares of $1.00 par value capital shares
                   authorized; 104,816,661 shares outstanding)

                 ADR - American Depositary Receipt
                 PLC - Public Limited Company
                 * Non-income producing security
                 (1) Security on Loan, see accompanying Notes for collateral pool detail.
                 (2) Non ADR

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -13-

UMB SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
(Unaudited)


   NUMBER OF
    SHARES                                                              VALUE
    ------                                                              -----

               COMMON STOCKS (ADR'S) - 89.5%
               AUSTRALIA - 4.1%
    17,400     Origin Energy Ltd.(1)                                  $  145,490
     3,075     St. George Bank Ltd.                                      144,337
                                                                      ----------
                                                                         289,827
                                                                      ==========
               BRAZIL - 1.9%
     3,400     Empresa Brasileira de Aeronautica S.A.                    134,334
                                                                      ==========

               CANADA - 3.8%
     2,125     Canadian Pacific Railway Ltd. (1)                         136,616
    10,500     Oilexco, Inc.*(1)                                         137,428
                                                                      ----------
                                                                         274,044
                                                                      ==========
               CHILE - 3.2%
     9,700     Sociedad Quimica y Minera de Chile S.A.                   226,786
                                                                      ==========

               FINLAND - 2.2%
     5,850     Sampo OYJ(1)                                              158,972
                                                                      ==========

               FRANCE - 6.3%
     2,525     Dassault Systemes S.A.                                    146,425
     1,340     Neopost S.A.(1)                                           150,944
     1,975     Technip S.A.                                              154,378
                                                                      ----------
                                                                         451,747
                                                                      ==========
               GERMANY - 5.0%
     4,100     Adidas A.G.                                               137,080
       750     Bijou Brigitte A.G. (1)                                   118,828
     2,000     Fresenius Medical Care A.G. & Co. KGaA                    100,640
                                                                      ----------
                                                                         356,548
                                                                      ==========
               GREECE - 2.0%
     3,050     Coca Cola Hellenic Bottling Co., S.A.                     142,832
                                                                      ==========

               HONG KONG - 4.1%
    15,150     CLP Holdings Ltd.                                         124,678
     5,400     Wing Hang Bank Ltd.                                       164,161
                                                                      ----------
                                                                         288,839
                                                                      ==========
               HUNGARY - 3.6%
     4,950     Magyar Telekom Telecommunications PLC                     121,275
     2,050     MOL Hungarian Oil and Gas Co.                             134,241
                                                                      ----------
                                                                         255,516
                                                                      ==========
               IRELAND - 6.1%
     7,500     Anglo Irish Bank Corp. PLC                                100,421
    10,250     Irish Life & Permanent PLC(1)                             198,471
     4,700     Ryanair Holdings PLC*                                     132,916
                                                                      ----------
                                                                         431,808
                                                                      ==========
               ITALY - 5.8%
     4,700     Benetton Group S.p.A                                      134,054
     4,400     Finmeccanica S.p.A.(1)                                    150,176
     5,200     Luxottica Group S.p.A.                                    130,832
                                                                      ----------
                                                                         415,062
                                                                      ==========

                                      -14-


               JAPAN - 8.6%
     8,000     Asahi Breweries Ltd.(1)                                   165,168
     7,200     Ito En Ltd.(1)                                            127,601
     9,100     Nidec Corp.                                               140,231
     1,500     Terumo Corp.(1)                                            78,364
     1,200     Yamada Denki Co., Ltd.(1)                                 103,682
                                                                      ----------
                                                                         615,046
                                                                      ==========
               LUXEMBOURG - 1.6%
     1,225     Millicom International Cellular S.A.* (1)                 115,824
                                                                      ==========

               NETHERLANDS - 2.3%
     2,620     Koninklijke Vopak N.V.(1)                                 165,436
                                                                      ==========

               NORWAY - 1.3%
     1,580     Yara International ASA                                     91,565
                                                                      ==========

               SWEDEN - 4.0%
     4,000     Getinge A.B.(1)                                           103,879
    10,100     Svenska Cellulosa A.B.                                    184,373
                                                                      ----------
                                                                         288,252
                                                                      ==========
               SWITZERLAND - 13.7%
       165     Givaudan S.A.(1)                                          163,899
         5     Lindt & Spruengli A.G.(1)                                 177,864
       340     Nobel Biocare Holding A.G.(1)                              79,405
    11,750     SGS S.A.                                                  169,648
       500     Swatch Group A.G.(1)                                      134,213
       570     Swiss Life Holding*(1)                                    159,054
       670     Synthes, Inc.(1)                                           94,089
                                                                      ----------
                                                                         978,172
                                                                      ==========
               UNITED KINGDOM - 8.0%
     9,700     Capita Group PLC(1)                                       130,818
     9,000     Sage Group PLC                                            134,587
     1,230     Shire PLC                                                  71,291
     1,340     Smith & Nephew PLC                                         88,427
     4,400     Willis Group Holdings Ltd.                                147,884
                                                                      ----------
                                                                         573,007
                                                                      ==========
               UNITED STATES - 1.9%
     1,430     Mettler-Toledo International, Inc.*                       138,882
                                                                      ==========

               TOTAL COMMON STOCKS (ADR'S)
                 (COST $6,402,781) - 89.5%                             6,392,499
                                                                      ==========

               SHORT-TERM INVESTMENTS - 10.2%
               U.S. GOVERNMENT AGENCIES
$  730,000     Federal Home Loan Bank
               1.500%, 04/01/08                                          730,000
                                                                      ==========

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $730,000) - 10.2%                                 730,000
                                                                      ==========

               TOTAL INVESTMENTS
                 (COST $7,132,781) - 99.7%                             7,122,499

               Other Assets less Liabilities - 0.3%                       21,790
                                                                      ----------

               TOTAL NET ASSETS - 100.0%                              $7,144,289
                                                                      ==========
                 (equivalent to $9.83 per share; unlimited
                 shares of $1.00 par value capital shares
                 authorized; 726,899 shares outstanding)

                                      -15-


               ADR - American Depositary Receipt
               PLC - Public Limited Company
               * Non-income producing security
               (1) Non ADR


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.






                                      -16-

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
(Unaudited)

  PRINCIPAL
    AMOUNT                                                              VALUE
    ------                                                              -----

                 CORPORATE BONDS - 23.9%
                 Anheuser-Busch Companies, Inc.
$   750,000        5.750%, 04/01/10                                  $   786,593
                 AT&T, Inc.
  2,000,000        6.250%, 03/15/11                                    2,095,456
                 Berkshire Hathaway, Inc.
    575,000        3.375%, 10/15/08                                      576,613
  1,000,000        4.200%, 12/15/10                                    1,030,937
                 Computer Sciences Corp.
  1,500,000        3.500%, 04/15/08                                    1,499,660
                 General Electric Corp.
  1,500,000        6.875%, 11/15/10                                    1,628,972
                 Hewlett Packard Co.
  2,000,000        4.500%, 03/01/13                                    2,028,978
                 IBM Corp.
    500,000        7.500%, 06/15/13                                      577,285
                 Lincoln National Corp.
  1,000,000        4.750%, 02/15/14                                      988,321
                 M&I Bank
    545,455        2.900%, 08/18/09                                      539,449
                 Merrill Lynch & Co.
  1,566,000        6.000%, 02/17/09                                    1,569,517
                 Morgan Stanley
  1,000,000        3.875%, 01/15/09                                      999,806
                 Northern Trust Co.
    465,000        7.100%, 08/01/09                                      487,633
                 Verizon Virginia, Inc.
  3,000,000        4.625%, 03/15/13                                    2,920,001
                 Wal-Mart Stores, Inc.
  2,000,000        5.000%, 04/05/12                                    2,101,488
                                                                     -----------
                 TOTAL CORPORATE BONDS
                   (COST $19,452,590) - 23.9%                         19,830,709
                                                                     ===========

                 GOVERNMENT-SPONSORED ENTERPRISES - 18.5%
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        155      6.250%, 05/15/08                                            157
      4,121      6.000%, 08/15/08                                          4,159
      2,872      9.500%, 10/15/08                                          3,001
        519      6.000%, 10/20/08                                            522
        210      6.000%, 11/20/08                                            211
        972      6.500%, 02/20/09                                            991
      1,793      7.500%, 03/20/09                                          1,832
      4,487      6.000%, 05/15/09                                          4,571
        763      7.000%, 05/15/09                                            765
     15,342      6.500%, 10/15/11                                         15,944
     15,416      6.000%, 02/20/13                                         15,893
      2,609      6.000%, 03/15/13                                          2,697
      7,328      6.000%, 06/15/13                                          7,577
      5,994      6.000%, 01/20/16                                          6,178
    131,465      5.500%, 04/20/16                                        134,625
     18,511      7.000%, 07/20/16                                         19,342
     95,162      6.000%, 08/15/16                                         98,370

                                      -17-

     93,043      6.000%, 08/15/16                                         96,180
    293,469      5.500%, 09/20/16                                        300,523
    573,295      5.500%, 11/15/16                                        588,774
      5,067      5.500%, 12/20/16                                          5,189
    413,081      5.500%, 01/15/17                                        424,213
     13,174      6.000%, 02/15/17                                         13,619
    349,781      5.500%, 05/20/17                                        358,170
    285,501      5.500%, 08/15/17                                        293,195
    384,200      5.500%, 08/15/17                                        394,553
    447,383      5.500%, 10/15/17                                        459,439
    315,478      5.500%, 10/20/17                                        323,045
    412,582      5.500%, 11/15/17                                        423,700
     14,308      5.500%, 11/15/17                                         14,694
     18,006      5.000%, 03/15/18                                         18,313
  1,411,723      5.000%, 04/16/18                                      1,468,236
  1,039,502      5.000%, 04/20/18                                      1,054,203
    353,537      5.500%, 07/20/18                                        362,015
     11,581      4.500%, 08/15/18                                         11,630
    267,331      5.500%, 10/20/18                                        273,742
     10,812      5.000%, 11/15/18                                         10,997
    499,589      5.500%, 06/20/19                                        511,217
     13,383      5.000%, 09/15/19                                         13,604
    270,416      5.500%, 10/20/19                                        276,710
    608,487      5.500%, 11/20/19                                        622,649
    400,000      4.490%, 08/16/25                                        407,150
  3,500,000      Variable Rate, 11/16/35                               3,566,506
  2,700,000      Variable Rate, 07/16/36                               2,768,714
                                                                     -----------

                 TOTAL GOVERNMENT-SPONSORED ENTERPRISES
                   (COST $15,144,050) - 18.5%                         15,377,815
                                                                     ===========

                 MUNICIPAL BONDS - 1.0%
                 Kansas State Development Financial Authority
    150,000      4.369%, 10/01/10                                        151,910
    675,000      4.500%, 10/01/11                                        685,685
                                                                     -----------

                 TOTAL MUNICIPAL BONDS
                   (COST $825,000) - 1.0%                                837,595
                                                                     ===========

                 U.S. GOVERNMENT AGENCIES - 26.0%
                 FEDERAL FARM CREDIT BANK - 10.0%
  2,875,000      4.700%, 10/20/10(1)                                   3,032,723
  4,000,000      4.875%, 02/18/11                                      4,239,540
  1,000,000      5.000%, 09/04/13                                      1,069,710
                                                                     -----------

                 TOTAL FEDERAL FARM CREDIT BANK                        8,341,973
                                                                     ===========

                 FEDERAL HOME LOAN MORTGAGE CORP. - 1.5%
  1,250,000      4.375%, 07/30/09                                      1,284,786
                                                                     ===========

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.0%
  6,000,000      5.250%, 01/15/09(1)                                   6,138,816
  4,000,000      2.500%, 04/09/10(1)                                   4,015,888
  1,300,000      5.375%, 11/15/11(1)                                   1,414,855
                                                                     -----------

                 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION          11,569,559
                                                                     ===========

                 SMALL BUSINESS ADMINISTRATION - 0.5%
     68,047      6.600%, 07/01/09                                         68,780
        748      9.100%, 10/01/09                                            765

                                      -18-

      2,823      8.800%, 01/01/10                                          2,880
      1,596      9.450%, 02/01/10                                          1,637
     98,068      8.017%, 02/10/10                                        102,660
     17,268      7.460%, 03/01/10                                         17,606
      5,629      8.625%, 02/01/11                                          5,767
      1,620      8.850%, 08/01/11                                          1,662
      6,225      8.600%, 09/01/11                                          6,394
      9,602      8.250%, 11/01/11                                          9,762
     33,675      7.600%, 01/01/12                                         34,347
     66,189      7.400%, 08/01/12                                         67,707
     41,795      7.050%, 09/01/12                                         42,755
     33,756      7.550%, 11/01/12                                         34,476
                                                                     -----------

                 TOTAL SMALL BUSINESS ADMINISTRATION                     397,198
                                                                     ===========

                 TOTAL U.S. GOVERNMENT AGENCIES
                   (COST $21,162,247) - 26.0%                         21,593,516
                                                                     ===========

                 U.S. GOVERNMENT SECURITIES - 20.9%
                 U.S. Treasury Note
  2,000,000      4.625%, 11/30/08(1)                                   2,043,438
  2,000,000      4.500%, 03/31/09(1)                                   2,059,376
  6,000,000      3.625%, 10/31/09(1)                                   6,189,378
  2,000,000      3.250%, 12/31/09(1)                                   2,055,156
  2,000,000      2.125%, 01/31/10(1)                                   2,017,658
  3,000,000      2.750%, 02/28/13                                      3,042,189
                                                                     -----------

                 TOTAL U.S. GOVERNMENT SECURITIES
                   (COST $17,160,016) - 20.9%                         17,407,195
                                                                     ===========

                 SHORT-TERM INVESTMENTS - 8.9%
                 COMMERCIAL PAPER - 3.6%
                 American Express Co.
  1,000,000      2.330%, 04/10/08                                        999,425
                 Danaher Corp.
  1,000,000      2.280%, 04/10/08                                        999,437
                 JP Morgan Chase Co.
  1,000,000      2.390%, 04/25/08                                        998,368
                                                                     -----------

                 TOTAL COMMERCIAL PAPER                                2,997,230
                                                                     ===========

                 U.S. GOVERNMENT AGENCIES - 5.3%
                 Federal Home Loan Bank
  4,443,000      1.500%, 04/01/08                                      4,443,000
                                                                     ===========

                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $7,440,230) - 8.9%                            7,440,230
                                                                     ===========

                 COLLATERAL INVESTMENT FOR
                 SECURITIES ON LOAN
                   (COST $27,063,383)  - 32.6%                        27,063,383
                                                                     ===========

                 TOTAL INVESTMENTS
                   (COST $108,247,516) - 131.8%                      109,550,443

                 Liabilities less other assets  - (31.8)%            (26,412,801)
                                                                     -----------

                 TOTAL NET ASSETS - 100.0%                           $83,137,642
                                                                     ===========
                   (equivalent to $11.16 per share; unlimited
                   shares of $1.00 par value capital shares
                   authorized; 7,447,084 shares outstanding)

                 (1) Security on Loan, see accompanying Notes for collateral pool detail.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -19-

UMB SCOUT FEDERAL MONEY MARKET
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
(Unaudited)


PRINCIPAL
 AMOUNT                                                                 VALUE
 ------                                                                 -----

                U.S. GOVERNMENT AGENCIES - 99.6%
                FEDERAL FARM CREDIT BANK - 7.2%
$ 20,000,000    1.500%, 04/01/08                                    $ 20,000,000
   5,000,000    3.375%, 06/12/08                                       4,990,430
                                                                    ------------
                TOTAL FEDERAL FARM CREDIT BANK                        24,990,430
                                                                    ============

                FEDERAL HOME LOAN BANK - 64.5%
  33,452,000    1.500%, 04/01/08                                      33,452,000
  19,400,000    2.050%, 04/02/08                                      19,398,563
  19,825,000    2.000%, 04/04/08                                      19,821,796
  10,000,000    1.415%, 04/07/08                                       9,997,250
   5,000,000    4.430%, 04/07/08, callable                             5,001,330
  17,650,000    1.713%, 04/08/08                                      17,643,285
   3,415,000    1.940%, 04/09/08                                       3,413,345
   2,076,000    1.884%, 04/10/08                                       2,074,914
   7,000,000    2.001%, 04/11/08                                       6,995,722
   1,000,000    4.500%, 04/11/08, callable                               999,930
   5,000,000    1.859%, 04/14/08                                       4,996,389
  10,000,000    1.728%, 04/15/08                                       9,992,806
  15,100,000    2.090%, 04/16/08                                      15,087,744
   3,000,000    5.125%, 04/16/08                                       3,003,183
   5,000,000    1.760%, 04/17/08                                       4,996,089
  10,000,000    2.014%, 04/18/08                                       9,989,942
   5,000,000    1.970%, 04/21/08                                       4,994,444
   5,000,000    4.375%, 04/21/08                                       5,000,340
  10,000,000    1.768%, 04/22/08                                       9,989,208
  10,000,000    2.077%, 04/25/08                                       9,985,600
   8,500,000    4.400%, 04/29/08                                       8,505,038
   1,030,000    4.000%, 06/13/08                                       1,030,578
   4,000,000    2.900%, 07/01/08                                       4,000,482
   2,500,000    2.700%, 07/25/08                                       2,500,000
   1,000,000    3.875%, 08/22/08                                         997,335
   1,000,000    5.000%, 09/12/08                                       1,009,466
   1,000,000    4.170%, 09/30/08, callable                             1,001,265
   2,000,000    4.600%, 10/29/08, callable                             2,000,000
   2,500,000    3.160%, 01/07/09, callable                             2,500,045
   5,000,000    4.000%, 01/09/09, callable                             5,000,970
                                                                    ------------
                TOTAL FEDERAL HOME LOAN BANK                         225,379,059
                                                                    ============

                FEDERAL HOME LOAN MORTGAGE CORP. - 5.6%
   1,420,000    1.750%, 04/01/08                                       1,420,000
   5,738,000    5.750%, 04/15/08                                       5,744,751
   2,000,000    3.625%, 04/17/08, callable                             1,999,910
   1,000,000    3.000%, 06/30/08, callable                               985,997
   2,500,000    3.000%, 07/14/08, callable                             2,502,678


                                      -20-

   5,000,000    4.140%, 12/22/08, callable                             5,019,445
   1,826,000    4.000%, 03/17/09, callable                             1,832,280
                                                                    ------------
                TOTAL FEDERAL HOME LOAN MORTGAGE CORP.                19,505,061
                                                                    ============

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.3%
  15,000,000    1.800%, 04/02/08                                      14,999,250
  10,000,000    1.334%, 04/03/08                                       9,998,889
  19,625,000    4.875%, 04/10/08                                      19,635,732
   5,000,000    1.774%, 04/11/08                                       4,997,292
   6,500,000    4.300%, 05/05/08, callable                             6,497,781
  10,000,000    6.000%, 05/15/08                                      10,038,976
     500,000    2.875%, 05/19/08, callable                               494,644
  10,000,000    3.250%, 06/04/08, callable                            10,008,582
   1,000,000    3.000%, 07/16/08, callable                             1,001,091
                                                                    ------------
                TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION           77,672,237
                                                                    ============

                TOTAL U.S. GOVERNMENT AGENCIES
                  (COST $347,546,787) - 99.6%                        347,546,787
                                                                    ============

                TOTAL INVESTMENTS
                  (COST $347,546,787) - 99.6%                        347,546,787

                Other assets less liabilities - 0.4%                   1,284,658
                                                                    ------------

                TOTAL NET ASSETS - 100.0%                           $348,831,445
                                                                    ============
                  (equivalent to $1.00 per share; unlimited
                  shares of  $0.01 par value capital shares
                  authorized; 348,858,894 shares outstanding)


                Valuation of securities is on the basis of amortized cost, which approximates market value.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -21-

UMB SCOUT PRIME MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
(Unaudited)

     PRINCIPAL
      AMOUNT                                                           VALUE
      ------                                                           -----

                   SHORT-TERM CORPORATE NOTES - 62.8%
                   Abbott Laboratories
$20,000,000          2.150%, 04/03/08(3)                             $19,997,611
  3,000,000          2.150%, 04/09/08(3)                               2,998,567
                   Alcon Capital Corp.
 23,000,000          2.300%, 04/01/08(3)                              23,000,000
                   American Express Credit Corp.
 10,000,000          3.000%, 04/07/08                                  9,995,000
  2,810,000          3.000%, 05/16/08                                  2,802,046
                   American Honda Finance Corp.
  5,000,000          2.840%, 04/02/08(3)                               4,999,605
  2,000,000          2.280%, 04/14/08(3)                               1,998,353
                   American International Group, Inc.
    500,000          2.875%, 05/15/08, callable                          498,443
                   Anheuser-Busch Cos., Inc.
 23,000,000          2.250%, 04/01/08                                 23,000,000
                   Archer Daniels Midland Co.
  5,455,000          2.450%, 04/01/08(3)                               5,455,000
  3,000,000          2.400%, 04/04/08(3)                               2,999,400
  1,500,000          2.350%, 04/08/08(3)                               1,499,315
  7,010,000          4.250%, 04/22/08(3)                               6,992,621
                   Bank of Nova Scotia
 15,000,000          Variable Rate, 04/02/08                          14,999,989
                   Bristol-Meyers Squibb Co.
 11,534,000          4.000%, 08/15/08, callable                       11,489,437
                   Colgate Palmolive Co.
 10,000,000          2.250%, 04/09/08(3)                               9,995,000
                   Credit Suisse USA, Inc.
  5,000,000          Variable Rate, 06/03/08                           5,001,510
                   Danaher Corp.
  5,000,000          2.300%, 04/01/08                                  5,000,000
  8,000,000          2.250%, 04/04/08                                  7,998,500
 10,000,000          2.300%, 04/08/08                                  9,995,528
                   E.I. du Pont de Nemours and Co.
 23,000,000          2.200%, 04/08/08                                 22,990,056
                   Emerson Electric Co.
  9,000,000          2.150%, 04/11/08(3)                               8,994,625
 10,000,000          2.100%, 04/17/08(3)                               9,990,667
                   FLP Group Capital Inc.
  5,000,000          2.500%, 04/10/08(3)                               4,996,875
                   General Electric Co.
 10,000,000          2.150%, 04/01/08                                 10,000,000
 10,000,000          2.250%, 04/07/08                                  9,996,250
                   General Reinsurance Corp.
 10,945,000          2.520%, 04/16/08                                 10,933,805
                   Grainger,Inc.
 15,000,000          2.300%, 04/14/08                                 14,987,542
                   Illinois Tool Works, Inc.
 10,000,000          2.480%, 04/14/08                                  9,991,044
 10,000,000          2.200%, 04/21/08                                  9,987,778
                   International Business Machines Corp.
  5,000,000          2.170%, 05/01/08(3)                               4,990,958
 15,000,000          Variable Rate, 09/08/08, callable.(3)            14,998,333
                   Johnson & Johnson
 10,000,000          1.850%, 05/06/08(3)                               9,982,014

                                      -22-

                   JP Morgan Chase Co.
10,000,000           2.140%, 04/09/08                                  9,995,244
 4,000,000           2.350%, 04/18/08                                  3,995,561
                   Legget & Platt, Inc.
23,000,000           2.250%, 04/01/08(3)                              23,000,000
                   Medtronic, Inc.
11,000,000           2.250%, 04/07/08(3)                              10,995,875
10,000,000           2.150%, 04/10/08(3)                               9,994,625
                   National Australia Funding
10,000,000           2.530%, 04/22/08(3)                               9,985,242
                   NetJets, Inc.
10,000,000           2.300%, 04/01/08(3)                              10,000,000
10,000,000           2.150%, 04/17/08(3)                               9,990,444
                   Pepsico, Inc.
 5,000,000           2.100%, 05/05/08                                  4,990,083
                   Stanley Works, Inc.
 5,385,000           2.850%, 04/18/08(3)                               5,377,753
 6,397,000           2.200%, 05/05/08(3)                               6,383,708
                   Toronto Dominion Holdings
10,000,000           2.480%, 04/25/08(3)                               9,983,467
                   Toyota Motor Credit Corp.
10,000,000           2.140%, 04/07/08                                  9,996,433
 5,000,000           2.875%, 08/01/08                                  4,962,225
                   Walgreen Co.
17,463,000           2.300%, 04/01/08                                 17,463,000
 5,000,000           2.270%, 04/02/08                                  4,999,685
                   Wells Fargo & Co.
13,000,000           2.300%, 04/01/08                                 13,000,000
10,000,000           2.400%, 04/08/08                                  9,995,333
                                                                    ------------

                   TOTAL SHORT-TERM CORPORATE NOTES
                     (COST $488,664,550) - 62.8%                     488,664,550
                                                                    ============

                   MUNICIPAL BONDS - 15.2%
                   Alaska Housing Finance Corp.
  1,003,000          2.920%, 04/01/08                                  1,003,000
                   Brown University
 21,000,000          2.950%, 04/03/08                                 20,996,558
                   City of Colorado Springs, CO
 20,000,000          Variable Rate, 11/01/27, callable                20,000,000
                   City of Wichita, KS
  3,400,000          4.350%, 08/19/08                                  3,404,465
                   County of Oakland, MI
  8,200,000          5.250%, 04/01/08                                  8,200,000
                   County of St. Joseph, IN
 22,063,000          2.920%, 04/04/08                                 22,057,631
                   Groton City, CT
  4,500,000          5.000%, 10/09/08                                  4,500,660
                   Iowa Finance Authority
  3,200,000          Variable Rate, 07/01/37, callable                 3,200,000
                   Nebraska Public Power District
  5,000,000          2.500%, 04/24/08                                  4,992,014
                   Saginaw County, MI
  2,062,000          Variable Rate, 03/01/10, callable                 2,062,000
                   South Carolina Public Service Authority
 21,000,000          2.500%, 04/23/08                                 20,967,917
                   University of Michigan
  5,375,000          2.870%, 04/11/08                                  5,375,000
                   Vanderbilt University
  1,604,000          3.000%, 04/04/08                                  1,603,599
                                                                    ------------

                   TOTAL MUNICIPAL BONDS
                     (COST $118,362,844) - 15.2%                     118,362,844
                                                                    ============

                                      -23-


                   U.S. GOVERNMENT AGENCIES - 21.9%
                   FEDERAL FARM CREDIT BANK - 1.4%
 10,000,000        3.375%, 06/12/08                                    9,980,859
    650,000        3.000%, 07/28/08, callable                            650,804
                                                                    ------------

                   TOTAL FEDERAL FARM CREDIT BANK                     10,631,663
                                                                    ============

                   FEDERAL HOME LOAN BANK - 16.9%
  9,500,000        1.500%, 04/01/08                                    9,500,000
  4,910,000        2.050%, 04/02/08                                    4,909,665
 15,000,000        2.670%, 04/03/08                                   14,998,583
  8,000,000        2.250%, 04/04/08                                    7,998,587
  5,000,000        2.000%, 04/08/08                                    4,998,056
 12,020,000        1.900%, 04/09/08                                   12,014,794
  8,500,000        2.080%, 04/10/08                                    8,495,580
  1,900,000        1.850%, 04/15/08                                    1,898,633
 10,000,000        4.375%, 04/21/08                                   10,000,679
  6,500,000        4.400%, 04/29/08                                    6,503,852
    712,000        4.130%, 04/30/08                                      709,631
  8,000,000        2.900%, 07/01/08                                    8,000,964
  7,500,000        2.700%, 07/25/08                                    7,500,000
  1,000,000        5.020%, 07/28/08, callable                          1,003,425
  1,250,000        5.500%, 08/15/08                                    1,254,983
  1,250,000        4.250%, 09/12/08                                    1,249,195
  8,000,000        4.600%, 10/29/08, callable                          8,000,000
 10,000,000        Variable Rate, 12/01/08                            10,000,000
  7,500,000        3.160%, 01/07/09, callable                          7,500,135
  5,000,000        4.000%, 01/09/09, callable                          5,000,972
                                                                    ------------

                   TOTAL FEDERAL HOME LOAN BANK                      131,537,734
                                                                    ============

                   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.6%
 15,000,000        1.800%, 04/02/08                                   14,999,251
 10,000,000        4.875%, 04/10/08                                   10,005,746
  3,000,000        3.210%, 07/23/08, callable                          3,004,401
                                                                    ------------

                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION        28,009,398
                                                                    ============

                   TOTAL U.S. GOVERNMENT AGENCIES
                     (COST $170,178,795) - 21.9%                     170,178,795
                                                                    ============

                   TOTAL INVESTMENTS
                     (COST $777,206,189) - 99.9%                     777,206,189

                   Other assets less liabilities - 0.1%                  405,268
                                                                    ------------

                   TOTAL NET ASSETS - 100.0%                        $777,611,457
                                                                    ============
                     (equivalent to $1.00 per share; unlimited
                     shares of $0.01 par value capital shares
                     authorized; 777,683,115 shares outstanding)

                   Valuation of securities is on the basis of amortized cost, which approximates market value.

                   (3) 144A Restricted Security


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -24-

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
(Unaudited)

  PRINCIPAL
   AMOUNT                                                              VALUE
   ------                                                              -----
                   ALASKA
                   Alaska Housing Finance Corp.
$   460,000        Variable Rate, 12/01/24                            $  460,000
  1,000,000        Variable Rate, 12/01/30                             1,000,000
  3,090,000        Variable Rate, 06/01/37                             3,090,000

                   ARIZONA
                   Arizona State University, AZ
    200,000        Variable Rate, 07/01/34                               200,000
                   City of Phoenix, AZ
    100,000        4.500%, 07/01/08                                      100,569
                   City of Scottsdale, AZ
    200,000        4.500%, 07/01/20                                      203,356
                   Salt River Project, Commercial Paper
  5,000,000        2.250%, 04/09/08                                    5,000,000

                   CALIFORNIA
                   Santa Rosa High School District, CA
    250,000        5.000%, 05/01/09                                      253,166

                   COLORADO
                   Aspen Valley Hospital District, CO
 3 ,135,000        Variable Rate, 10/15/33                             3,135,000
                   Auraria Higher Education Center
 2 ,105,000        5.000%, 05/01/13                                    2,108,858
                   Colorado Housing & Finance Authority, CO
 1 ,900,000        Variable Rate, 10/15/16                             1,900,000
    600,000        Variable Rate, 10/15/16                               600,000
    900,000        Variable Rate, 11/01/21                               900,000
                   Denver City & County, CO
 2 ,000,000        5.000%, 08/01/08                                    2,022,903

                   CONNECTICUT
                   Connecticut State Health &
                     Educational Facility Authority
 2 ,200,000        Variable Rate, 07/01/29                             2,200,000
                   State of Connecticut
    700,000        Variable Rate, 05/15/14                               700,000
 1 ,500,000        Variable Rate, 02/15/21                             1,500,000

                   FLORIDA
                   Florida State Board of Education
    100,000        5.125%, 06/01/14                                      101,480
    530,000        5.000%, 06/01/17                                      536,955
    180,000        4.750%, 06/01/28                                      182,075
                   JEA Florida Electric System Revenue Bond
    200,000        3.250%, 10/01/08                                      200,000

                   GEORGIA
                   Metropolitan Atlanta Rapid Transit Authority
  3,800,000        Variable Rate, 07/01/25                             3,800,000

                                      -25-


                   ILLINOIS
                   Chicago Board of Education, IL
   525,000         Variable Rate, 03/01/32                               525,000
                   State of Illinois
   100,000         5.000%, 10/01/08                                      100,888

                   INDIANA
                   County of St. Joseph, IN
 2,500,000         Variable Rate, 03/01/40                             2,500,000
                   Purdue University, IN
 1,975,000         Variable Rate, 07/01/33                             1,975,000

                   KANSAS
                   Kansas Development Finance Authority
   500,000         5.000%, 05/01/08                                      501,191
                   Kansas State Department of
                   Transportation, KS
   335,000         5.500%, 09/01/08                                      337,647
 3,845,000         Variable Rate, 03/01/12                             3,845,000
 3,500,000         Variable Rate, 09/01/20                             3,500,000

                   LOUISIANA
                   State of Louisiana
   250,000         5.500%, 04/15/08                                      250,272

                   MARYLAND
                   Maryland Health & Higher
                      Educational Facilities Authority
 4,430,000         Variable Rate, 07/01/36                             4,430,000
                   Maryland Health & Higher
                      Educational Facilities Authority,
                   Commercial Paper
 3,800,000         2.150%, 04/02/08                                    3,800,000
                   Montgomery County Housing Opportunities
                   Commission Housing Revenue
   550,000         Variable Rate, 08/01/15                               550,000

                   MASSACHUSETTS
                   Commonwealth of Massachusetts
   950,000         Variable Rate, 08/01/15                               950,000

                   MICHIGAN
                   Chelsea School District, MI
   150,000         5.000%, 05/01/25                                      150,357
                   Wyoming Public Schools, MI
   600,000         5.250%, 05/01/17                                      601,070

                   MINNESOTA
                   Minnesota Higher Education
                      Facilities Authority, MN
   580,000         5.400%, 04/01/23                                      580,000

                   MISSOURI
                   Missouri State Health & Educational
                        Facilities Authority, MO
   735,000         Variable Rate, 09/01/30                               735,000
   600,000         Variable Rate, 09/01/30                               600,000
   300,000         Variable Rate, 09/01/30                               300,000
   235,000         Variable Rate, 07/01/32                               235,000
   600,000         Variable Rate, 11/01/32                               600,000
 1,900,000         Variable Rate, 03/01/40                             1,900,000

                                      -26-



                   NEBRASKA
                   Lincoln Nebraska Electric System Revenue,
                   Commercial Paper
 1,000,000         0.750%, 04/01/08                                    1,000,000
                   Nebraska Public Power District Revenue,
                   Commercial Paper
 3,400,000         2.200%, 06/03/08                                    3,400,000

                   NEVADA
                   Las Vegas Valley Water District
   650,000         Variable Rate, 06/01/36                               650,000

                   NEW YORK
                   City of New York, NY
   100,000         5.000%, 08/01/08                                      100,737
 2,500,000         Variable Rate, 02/15/13                             2,500,000
 1,000,000         Variable Rate, 10/01/23                             1,000,000
                   New York City Housing Development Corp.
 3,600,000         Variable Rate, 06/15/32                             3,600,000
                   New York City Municipal Water Finance Authority
   700,000         Variable Rate, 06/15/35                               700,000
                   New York State Thruway Authority, NY
   240,000         2.700%, 04/01/08                                      240,000

                   NORTH CAROLINA
                   Buncombe County, NC
 1,285,000         Variable Rate, 12/01/12                             1,285,000
   500,000         Variable Rate, 12/01/15                               500,000
   150,000         Variable Rate, 12/01/16                               150,000
 1,400,000         Variable Rate, 12/01/18                             1,400,000
 1,470,000         Variable Rate, 12/01/20                             1,470,000
 1,250,000         Variable Rate, 12/01/21                             1,250,000
   400,000         Variable Rate, 12/01/25                               400,000
                   City of Charlotte, NC
   795,000         Variable Rate, 06/01/25                               795,000
                   City of Winston-Salem, NC
 1,680,000         Variable Rate, 08/01/11                             1,680,000
                   County of Forsyth, NC
 1,220,000         Variable Rate, 03/01/25                             1,220,000
                   County of Wake, NC
 2,900,000         Variable Rate, 03/01/24                             2,900,000
                   Mecklenburg County, NC
   100,000         Variable Rate, 02/01/24                               100,000
 1,830,000         Variable Rate, 02/01/26                             1,830,000
                   New Hanover County, NC
   500,000         Variable Rate, 02/01/26                               500,000
                   State of North Carolina
 3,100,000         Variable Rate, 05/01/21                             3,100,000
                   University of North Carolina at Chapel Hill
 1,755,000         Variable Rate, 02/01/29                             1,755,000

                   OHIO
                   City of Columbus, OH
   700,000         Variable Rate, 06/01/16                               700,000
 1,700,000         Variable Rate, 12/01/17                             1,700,000
                   County of Franklin, OH
 3,000,000         Variable Rate, 12/01/30                             3,000,000
                   Ohio State Building Authority, OH
   275,000         5.250%, 04/01/09                                      277,750

                                      -27-

                   PENNSYLVANIA
                   Beaver County Industrial Development Authority
 3,350,000         Variable Rate, 12/01/20                             3,350,000
                   County of Beaver, PA
   950,000         Variable Rate, 10/01/26                               950,000
                   Delaware County Industrial
                   Development Authority, PA
 2,175,000         Variable Rate, 12/01/31                             2,175,000
 1,200,000         Variable Rate, 12/01/31                             1,200,000

                   RHODE ISLAND
                   Rhode Island Health & Educational Building Corp.
 4,000,000         Variable Rate, 05/01/35                             4,000,000

                   SOUTH CAROLINA
                   South Carolina Public Authority Revenue,
                   Commercial Paper
 2,400,000         2.150%, 04/03/08                                    2,400,000

                   SOUTH DAKOTA
                   South Dakota Housing Development Authority
 6,800,000         Variable Rate, 05/01/32                             6,800,000

                   TENNESSEE
                   County of Shelby, TN
 3,540,000         Variable Rate, 04/01/30                             3,540,000
                   Metropolitan Government Nashville & Davidson County
                   Health & Educational Facilities Bond
 1,440,000         Variable Rate, 10/01/30                             1,440,000

                   TEXAS
                   Brownsville Utility, TX,
                   Commercial Paper
 1,700,000         2.000%, 04/01/08                                    1,700,000
                   City of San Antonio, TX
 3,345,000         4.000%, 08/01/08                                    3,352,521
                   County of Bexar, TX
   200,000         4.250%, 06/15/08                                      200,657
                   County of Tarrant, TX
   200,000         4.000%, 07/15/08                                      200,787
                   Harris County Municipal Utility
                   District No. 81, TX
 1,035,000         5.250%, 09/01/24                                    1,049,299
                   Harris County Water Control &
                   Improvement District No. 155, TX
 1,200,000         5.700%, 05/01/19                                    1,202,452
                   Harris County, TX,
                   Commercial Paper
 4,000,000         2.250%, 04/01/08                                    4,000,000
                   Montgomery County Municipal
                   Utility District No. 47, TX
   465,000         5.500%, 04/01/20                                      465,000
                   North Texas Municipal Water District, TX
   180,000         3.000%, 06/01/08                                      180,000
                   Northwest Independent School District, TX
 1,500,000         2.010%, 08/15/25                                      516,968
                   San Antonio Water Works,
                   Commercial Paper
   900,000         1.000%, 04/04/08                                      900,000
                   Southwest Higher Education Authority, TX
 1,175,000         Variable Rate, 07/01/15                             1,175,000

                                      -28-

                   State of Texas
 2,500,000         Variable Rate, 04/01/36                             2,500,000
                   Texas Public Finance Authority
   570,000         4.000%, 04/15/08                                      570,467
                   Texas Public Finance Authority,
                   Commercial Paper
 5,000,000         1.000%, 04/01/08                                    5,000,000
   500,000         2.250%, 04/03/08                                      500,000
 1,500,000         1.600%, 04/03/08                                    1,500,000

                   VIRGINIA
                   County of Prince William, VA
   100,000         4.000%, 05/01/08                                      100,114
                   Virginia Public Building Authority, VA
 4,300,000         Variable Rate, 08/01/25                             4,300,000

                   WASHINGTON
                   Energy Northwest
 1,000,000         Variable Rate 07/01/17                              1,000,000

                   WISCONSIN
                   State of Wisconsin
   785,000         5.000%, 06/01/08                                      787,548
                   Sun Prairie Area School District, WI
 2,250,000         2.000%, 02/20/09                                    2,255,160
                                                                    ------------

                   TOTAL INVESTMENTS
                     (COST $157,675,248) - 99.7%                     157,675,248

                   Other assets less liabilities - 0.3%                  411,278

                   TOTAL NET ASSETS - 100.0%                        $158,086,526
                                                                    ============
                      (equivalent to $1.00 per share; unlimited
                      shares of  $0.01 par value capital shares
                      authorized; 158,168,326 shares outstanding)


                   Valuation of securities is on the basis of amortized cost, which approximates market value.





SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                      -29-

NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UMB Scout Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: UMB Scout Stock Fund ("Stock"), UMB Scout Growth Fund ("Growth"), UMB Scout Mid Cap Fund ("Mid Cap"), UMB Scout Small Cap Fund ("Small Cap"), UMB Scout International Fund ("International"), UMB Scout International Discovery Fund ("International Discovery"), UMB Scout Bond Fund ("Bond"), UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market"), (individually referred to as a "Fund," or collectively as the "Funds"). Prior to April 2005, the Growth Fund was known as the UMB Scout Stock Select Fund. Prior to October 2006, the International Fund was known as the UMB Scout WorldWide Fund.

The Funds' investment objectives are as follows:

FUND                                          INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Stock ..........................   Long-term growth of capital and income

Growth .........................   Long-term growth of capital

Mid Cap ........................   Long-term growth of capital

Small Cap ......................   Long-term growth of capital

International ..................   Long-term growth of capital and income

International Discovery ........   Long-term growth of capital

Bond ...........................   Maximum current income consistent with
                                   quality and maturity standards

Money Market - Federal Portfolio   Maximum income consistent with safety of
                                   principal and liquidity

Money Market - Prime Portfolio .   Maximum income consistent with safety of
                                   principal and liquidity

Tax-Free Money Market ..........   Highest level of income exempt from federal
                                   income tax consistent with quality and
                                   maturity standards
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

a) SECURITY VALUATIONS -- Each security listed on an exchange, except Nasdaq National Market(R) and Nasdaq SmallCap(R) securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and Nasdaq SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

     If the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its net asset value. The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security. Securities held in the UMB Scout International Fund and UMB Scout International Discovery Fund may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. These Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

b) FOREIGN CURRENCY -- Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

     a. Market value of investment securities, other than assets and liabilities -- at the closing rate of exchange on March 31, 2008.

     b. Purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

c) SECURITIES LENDING -- Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statement of Assets and Liabilities. The cash collateral is maintained on each Fund's behalf by the lending agent and is invested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates) and money market funds. Loans are subject to termination at the option of the borrower of the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the invested collateral has declined in value, the Fund could lose money. The Fund has arranged for the lending agent to bear the risk of a borrower's failure to return borrowed securities, or delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

     As of March 31, 2008, the value of securities loaned, the payable on collateral due to broker were as follows:

                                             MARKET VALUE           PAYABLE ON
                                             OF SECURITIES          COLLATERAL
FUND                                            LOANED             DUE TO BROKER
--------------------------------------------------------------------------------

Stock ............................           $ 13,586,001           $ 13,983,775
Growth ...........................              1,765,170              1,816,851
International ....................            547,301,616            563,325,622
Bond .............................             26,293,555             27,063,383

NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)



Cash collateral was jointly pooled and invested in the following securities as of March 31, 2008:


                                                                     INTERNATIONAL
                                        STOCK FUND      GROWTH FUND      FUND         BOND FUND       TOTAL
---------------------------------------------------------------------------------------------------------------

Alliance & Leicester PLC              $    341,630   $     44,387   $ 13,762,312   $    661,171   $ 14,809,500
  3.078%, 04/08/08
Allstate Life Global Funding Trusts        345,869         44,937     13,933,069        669,375     14,993,250
  3.111%, 04/04/08
American Express Credit Corp.              343,430         44,620     13,834,796        664,654     14,887,500
  2.536%, 04/21/08
American General Finance Corp.             461,209         59,924     18,579,469        892,598     19,993,200
  2.878%, 04/15/08
Australia & New Zealand
  Banking Group Ltd.                       345,420         44,879     13,914,975        668,506     14,973,780
  2.619%, 04/23/08
BMW US Capital LLC                         460,767         59,865     18,561,646        891,742     19,974,020
  3.086%, 04/07/08
Banco Santander Totta SA, London           230,499         29,948      9,285,459        446,094      9,992,000
  2.828%, 04/16/08
Credit Suisse USA, LLC                     460,208         59,793     18,539,139        890,660     19,949,800
  3.210%, 04/01/08
DnB NOR Bank ASA                           345,456         44,884     13,916,410        668,575     14,975,325
  2.599%, 04/25/08
First Tennessee Bank NA                    345,001         44,824     13,898,081        667,694     14,955,600
  2.838%, 04/17/08
General Electric Capital Corp.             345,648         44,908     13,924,148        668,946     14,983,650
  2.619%, 04/24/08
Genworth Global Funding Trusts             344,886         44,810     13,893,481        667,473     14,950,650
  2.818%, 04/15/08
Greenwich Capital Holdings                 346,025         44,957     13,939,342        669,676     15,000,000
  3.150%, 04/02/08
HSH Nordbank AG                            345,738         44,920     13,927,772        669,120     14,987,550
  2.609%, 04/21/08
IBM Corp.                                  460,767         59,865     18,561,627        891,741     19,974,000
  3.079%, 04/03/08
ING USA Annuity & Life                     346,025         44,957     13,939,342        669,676     15,000,000
  2.749%, 04/28/08

                                      -32-

                                                                     INTERNATIONAL
                                        STOCK FUND      GROWTH FUND      FUND         BOND FUND       TOTAL
---------------------------------------------------------------------------------------------------------------

Irish Life & Permanent PLC                 345,129         44,841     13,903,253        667,942     14,961,165
  2.624%, 04/22/08
JP Morgan                                  346,025         44,957     13,939,342        669,676     15,000,000
  2.719%, 04/01/08
Lehman Brothers Holdings, Inc.             226,162         29,384      9,110,754        437,700      9,804,000
  3.198%, 06/25/08
National City Bank,
  Cleveland, OH                            459,055         59,643     18,492,674        888,428     19,899,800
  3.220%, 04/01/08
National Rural Utilities
  Cooperative Finance Corp.                455,738         59,212     18,359,042        882,008     19,756,000
  3.129%, 04/01/08
Pricoa Global Funding I                    230,145         29,902      9,271,214        445,409      9,976,670
  2.654%, 08/27/08
Provident Temp Cash                      1,962,910        255,033     79,074,361      3,798,904     85,091,208
  3.266%, 04/01/08
Provident Temp Cash                      2,051,233        266,509     82,632,392      3,969,839     88,919,973
  3.264%, 04/01/08
SLM Corp.                                  229,670         29,840      9,252,099        444,491      9,956,100
  2.546%, 04/18/08
SLM Corp.                                  115,137         14,959      4,638,224        222,830      4,991,150
  2.861%, 04/14/08
Societe Generale                           345,938         44,946     13,935,857        669,509     14,996,250
  3.119%, 04/02/08
UniCredito Italiana
  Bank Ireland PLC                         345,779         44,926     13,929,444        669,201     14,989,350
  3.088%, 04/09/08
Unilever Capital Corp.                     230,421         29,938      9,282,318        445,943      9,988,620
  2.925%, 04/14/08
Wachovia Securities                        346,025         44,957     13,939,342        669,676     15,000,000
  3.150%, 04/02/08
Wells Fargo & Co.                          345,097         44,837     13,901,985        667,881     14,959,800
  2.855%, 04/18/08
WestLB AG, New York                         80,733         10,489      3,252,253        156,245      3,499,720
  3.128%, 04/10/08
                                      ------------------------------------------------------------------------
                                      $ 13,983,775   $  1,816,851   $563,325,622   $ 27,063,383   $606,189,631
                                      ========================================================================



NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)



d) FEDERAL INCOME TAXES -- At March 31, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

                                                                                                    Net
                                                           Gross              Gross             Unrealized
                                       Cost of          Unrealized          Unrealized          Appreciation
                                   Investments for   Appreciation for   (Depreciation) for   (Depreciation) for
                                     Federal Tax       Federal Tax          Federal Tax         Federal Tax
Fund                                  Purposes           Purposes            Purposes             Purposes
---------------------------------------------------------------------------------------------------------------
UMB Scout Stock                        93,926,431         9,248,939        (3,173,149)           6,075,790
UMB Scout Growth                       17,113,712         2,197,646          (493,361)           1,704,285
UMB Scout Mid Cap                      36,769,927         1,709,381        (2,851,836)          (1,142,455)
UMB Scout Small Cap                   585,100,618        55,844,796       (25,096,239)          30,748,557
UMB Scout International             3,279,814,992     1,068,945,135       (84,114,668)         984,830,467
UMB Scout International Discovery       7,132,781           328,198          (338,480)             (10,282)
UMB Scout Bond                        108,247,516         1,415,302          (112,375)           1,302,927
UMB Scout Money Market - Federal      347,546,787              --                --                   --
UMB Scout Money Market - Prime        777,206,189              --                --                   --
UMB Scout Tax-Free Money Market       157,675,248              --                --                   --


e) AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

f) USE OF ESTIMATES -- The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

g) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB SCOUT FUNDS

/s/James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
May 15, 2008

/s/C. Warren Green
------------------------------
C. Warren Green
Principal Financial Officer
May 15, 2008